Equity Investments With Readily Determinable Fair Value (Tables)	12 Months Ended
Jun. 30, 2023
Investments in and Advances to Affiliates [Abstract]
Equity Method Investments
The carrying fair value of these investments, which is reported under Other non-current
assets in the accompanying consolidated and combined balance sheets as of June 30, 2023 and 2022, is as follows:

	As of June 30,
	2023	2022
Townsquare Class A common stock	$6,945	$4,776
Townsquare Class C common stock	13,399	21,499
DraftKings Class A common stock	11,297	10,146

Total Equity investments with readily determinable fair value	$31,641	$36,421

The following table summarizes the realized and unrealized gain (loss) on equity investments with readily determinable fair value, which is reported in Other income (expenses), net in the accompanying consolidated and combined statements of operations:

	Years ended June 30,
	2023	2022	2021
Unrealized gain (loss)—Townsquare	$7,644	$(14,629)	$26,563
Unrealized gain (loss)—DraftKings	8,406	(35,213)	26,942

Total Unrealized gains (loss)	$16,050	$(49,842)	$53,505

Gain (loss) from shares sold—DraftKings	2,608	—	(2,327)
Gain (loss) from shares sold—Townsquare	975	—	—

Total realized and unrealized gain (loss)	$19,633	$(49,842)	$51,178

Supplemental information on realized gain (loss):
Shares of common stock sold—DraftKings	444	—	420
Cash proceeds from common stock sold—DraftKings	$9,864	$—	$22,079
Shares of common stock sold—Townsquare	1,500	—	—
Cash proceeds from common stock sold—Townsquare	$14,550	$—	$—